Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest and dividend income:
Loans, including fees	$ 42,182	$ 36,266	$ 33,481
Securities:
Taxable	2,116	1,961	1,849
Tax exempt	411	445	526
Dividends	392	302	293
Other interest	607	374	185
	45,708	39,348	36,334
Expenses:
Deposits	2,843	2,154	2,191
Other borrowed funds	884	664	478
Subordinated debentures	248	204	170
	3,975	3,022	2,839
Net interest income	41,733	36,326	33,495
Provision for loan losses	2,564	2,826	1,090
Net interest income after provision for loan losses	39,169	33,500	32,405
Noninterest income:
Service charges on deposit accounts	2,137	1,977	1,573
Trust fees	240	227	221
Income from bank owned life insurance and annuity assets	1,226	725	681
Mortgage banking income	265	227	242
Electronic refund check / deposit fees	1,692	2,048	2,371
Debit / credit card interchange income	3,376	2,594	2,399
Gain (loss) on other real estate owned	(189)	(467)	99
Gain on sale of securities			163
Other	688	908	848
	9,435	8,239	8,597
Noninterest expense:
Salaries and employee benefits	20,809	18,874	17,498
Occupancy	1,770	1,846	1,599
Furniture and equipment	1,049	922	801
Professional fees	1,792	1,362	1,375
Marketing expense	1,034	915	860
FDIC insurance	465	455	583
Data processing	2,081	1,455	1,259
Software	1,486	1,316	1,123
Foreclosed assets	499	357	347
Amortization of intangibles	156	68
Merger related expenses	39	930
Other	5,429	4,399	4,174
	36,609	32,899	29,619
Income before income taxes	11,995	8,840	11,383
Income tax benefit	4,486	1,920	2,809
NET INCOME	$ 7,509	$ 6,920	$ 8,574
Earnings per share (in dollars per share)	$ 1.60	$ 1.59	$ 2.08